SSGA Active Trust
SPDR® Blackstone High Income ETF
(the “Fund”)
Supplement dated September 27, 2022 to the Prospectus and Summary Prospectus
dated February 16, 2022, as may be supplemented from time to time
The name of the “S&P/LSTA U.S. Leveraged Loan Index” has changed to the “Morningstar LSTA US Leveraged Loan Index.” As a result, effective immediately, all references to the name of the index in the Prospectus and Summary Prospectus are updated accordingly.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
092722SUPP2